Stock-Based Compensation - Schedule of Stock Based Compensation Expense (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 251,274	$ 34,570	$ 290,915	$ 55,534	$ 124,847	$ 96,013
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	23,855	23,679	47,481	38,114	81,015	68,281
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 227,419	$ 10,891	$ 243,434	$ 17,420	$ 43,832	$ 27,732